--------------------------------------------------------------------------------
DEAR SHAREHOLDERS:

--------------------------------------------------------------------------------

We are pleased to provide you with the Cash Equivalent Fund annual report for the year ended July 31, 1995.

Your Fund's management greatly appreciates your decision to invest in Cash Equivalent Fund. During the past year, each of the Fund's Portfolios--Money Market, Government Securities and Tax-Exempt, registered solid performance and achieved its objective of providing maximum current income from high quality money market securities while maintaining stability of principal.

ECONOMIC REVIEW AND OUTLOOK

The momentum of the 1994 economic expansion has continued on into 1995, as evidenced by growth in personal income, consumer spending, construction spending and hiring.

It was over a year ago that the Federal Reserve Board initiated a series of rate hikes intended to slow economic growth and keep inflation in check.

While other markets reacted negatively to the rising rate environment, it had a positive effect on short-term money markets. Cash Equivalent Fund took advantage of rising interest rates since it invests in high quality, short-term money market instruments.

Looking ahead, we anticipate rates will stabilize near current levels even as the economy begins to show signs of slowing. While investments in other markets may remain volatile, money market funds such as Cash Equivalent Fund should offer the opportunity for attractive yields and should continue to be an excellent place to invest your money.

Your Fund's management thanks you for the vote of confidence you have shown through your investment, and continues its dedication to performance. We look forward to serving your investment needs for years to come.

Sincerely,

/s/ JOHN W. STUEBE
John W. Stuebe
Vice President and Portfolio Manager
August 8, 1995

John Stuebe is Vice President of Kemper Financial Services, Inc. and Vice President and Portfolio Manager of Cash Equivalent Fund. Mr. Stuebe holds a BS degree in Finance from the University of Illinois and a MS degree in Economics from DePaul University.

PORTFOLIO RESULTS

For the year ended July 31, 1995, the Fund's three Portfolios had the following net annualized yields:

The Money Market Portfolio had a net annualized yield of 4.84%.

The Government Securities Portfolio had a net annualized yield of 4.85%.

The Tax-Exempt Portfolio had a net annualized yield of 3.17% and a tax-equivalent yield of 5.04%.*

An investment in the Fund is neither insured nor guaranteed by the U.S. Government, and there can be no assurance that a Portfolio will be able to maintain a stable net asset value of $1.00 per share.

STATISTICAL NOTE

Each Portfolio's net annualized yield for the year ended July 31, 1995, is the annualized sum of the daily dividend rates for the period. Yields are historical and will fluctuate.

*The tax-equivalent yield for the Tax-Exempt Portfolio is based on a marginal federal income tax rate of 37.1%. Income from the Tax-Exempt Portfolio may be subject to state and local taxes and, for some investors, a portion of income may be subject to the alternative minimum tax.

 Cash Equivalent Fund                                                          2

--------------------------------------------------------------------------------
MONEY MARKET PORTFOLIO
Investments at July 31, 1995
(Value in thousands)

--------------------------------------------------------------------------------

CORPORATE OBLIGATIONS                            Value
BANKING--5.7%
---------------------------------------------------------
(a)Banco Real S.A.
  5.74%, 10/24/95                              $    9,868
---------------------------------------------------------
Commonwealth Bank of Australia
  5.88%-5.89%, 9/20/95-9/22/95                     49,589
---------------------------------------------------------
(a)Keycorp
  5.88%, 8/22/95                                   10,000
---------------------------------------------------------
Nordbanken North America, Inc.
  5.79%, 10/13/95                                  49,422
---------------------------------------------------------
Postipankki U.S. Inc.
  5.97%, 8/16/95                                   49,877
---------------------------------------------------------
Skandinaviska Enskilda Banken Funding Inc.
  5.73%, 10/11/95                                  34,610
---------------------------------------------------------
                                                  203,366
CAPITAL AND MORTGAGE LENDING--2.4%
---------------------------------------------------------
Countrywide Funding Corporation
  5.81%-5.83%, 8/21/95-8/28/95                     39,843
---------------------------------------------------------
(b)GMAC Mortgage Corporation of Pennsylvania
  6.16%, 8/31/95                                   44,770
---------------------------------------------------------
                                                   84,613
CAPTIVE BUSINESS FINANCE--10.9%
---------------------------------------------------------
(a)American Honda Finance Corporation
  6.19%, 8/7/95                                    44,995
---------------------------------------------------------
Budget Funding Corporation
  5.78%, 9/22/95                                   29,752
---------------------------------------------------------
Chrysler Financial Corporation
  6.04%, 8/30/95                                   34,832
---------------------------------------------------------
(a)Emprise I Corporation
  6.23%, 9/22/95                                   23,994
---------------------------------------------------------
Enterprise Capital Funding Corporation
  6.09%, 8/17/95                                   19,947
---------------------------------------------------------
(a)Finova Capital Corporation
  6.16%, 9/15/95                                   35,000
---------------------------------------------------------
Ford Motor Credit Company
  5.90%-6.00%, 8/29/95-9/22/95                     39,759
---------------------------------------------------------
Freedom Asset Funding Corporation
  5.82%, 8/28/95                                   14,935
---------------------------------------------------------
Hanson Finance (UK) PLC
  5.86%, 10/12/95                                  34,596
---------------------------------------------------------
National Fleet Funding
  5.77%-6.03%, 8/4/95-9/8/95                       74,824
---------------------------------------------------------
Orix America Inc.
  5.81%, 9/7/95                                    14,911
---------------------------------------------------------

                                                 Value
USL Capital Corporation
  6.01%, 8/11/95                               $   24,959
---------------------------------------------------------
                                                  392,504
CONSUMER FINANCING--10.7%
---------------------------------------------------------
American Express Credit Corporation
  5.75%-5.94%, 8/17/95-10/17/95                    44,644
---------------------------------------------------------
American General Finance Corporation
  5.78%, 9/20/95                                   24,801
---------------------------------------------------------
Associates Corporation of North America
  5.73%, 10/5/95                                   49,490
---------------------------------------------------------
Beneficial Corporation
  5.96%, 9/15/95                                   39,706
---------------------------------------------------------
General Electric Capital Corporation
  5.97%, 9/1/95                                    49,746
---------------------------------------------------------
Household Finance Corporation
  5.75%-5.89%, 9/12/95-10/12/95                    44,581
---------------------------------------------------------
JTB Finance Americas
  5.86%, 9/27/95                                   24,771
---------------------------------------------------------
Sears Roebuck Acceptance Corp.
  6.01%, 8/7/95                                    49,950
---------------------------------------------------------
Sierra Funding Corporation
  5.85%-5.88%, 10/25/95-10/31/95                   40,356
---------------------------------------------------------
Whirlpool Financial Corporation
  6.02%, 8/2/95                                    14,998
---------------------------------------------------------
                                                  383,043
CONSUMER PRODUCTS AND SERVICES--3.2%
---------------------------------------------------------
American Home Foods
  5.82%, 10/23/95                                  24,669
---------------------------------------------------------
Coca-Cola Enterprises Inc.
  6.01%, 8/11/95                                   24,959
---------------------------------------------------------
(a)PepsiCo, Inc.
  5.76%, 8/16/95                                   39,995
---------------------------------------------------------
Quaker Oats Company
  6.01%, 8/22/95                                   24,913
---------------------------------------------------------
                                                  114,536
CORPORATE FINANCING--8.5%
---------------------------------------------------------
(a)Beta Finance Corporation
  5.70%, 8/1/95                                    45,000
---------------------------------------------------------
Broadway Capital Corporation
  5.76%, 10/16/95                                  25,422
---------------------------------------------------------
Clipper Receivables Corporation
  5.82%-6.02%, 8/21/95-8/25/95                     34,869
---------------------------------------------------------
First Brands Commercial, Inc.
  6.00%, 9/25/95                                   24,775
---------------------------------------------------------

 Cash Equivalent Fund                                                          3
--------------------------------------------------------------------------------
MONEY MARKET PORTFOLIO
Investments at July 31, 1995
(Value in thousands)

--------------------------------------------------------------------------------

                                                 Value
GTE Finance Corporation
  5.83%-6.05%, 8/14/95-8/23/95                 $   34,890
---------------------------------------------------------
(a)Sanwa Business Credit Corporation
  6.06%-6.15%, 8/7/95-8/9/95                      106,997
---------------------------------------------------------
Windmill Funding Corporation
  5.79%, 9/6/95                                    34,799
---------------------------------------------------------
                                                  306,752
ENERGY AND UTILITIES--1.4%
---------------------------------------------------------
Brazos River Authority, Texas
  5.76%, 10/18/95                                  50,000
---------------------------------------------------------
FINANCIAL SERVICES--10.1%
---------------------------------------------------------
(a)Bear Stearns Companies Inc.
  6.00%-6.15%, 8/8/95-8/21/95                      85,000
---------------------------------------------------------
(a)CS First Boston, Inc.
  5.94%, 8/9/95                                    35,000
---------------------------------------------------------
(a)Goldman, Sachs & Co.
  5.95%, 8/25/95                                   50,000
---------------------------------------------------------
(a)(b)Lehman Brothers Holdings Inc.
  6.00%, 8/16/95                                   40,000
---------------------------------------------------------
(a)Morgan Stanley Group Inc.
  5.98%-6.06%, 8/16/95-8/23/95                     35,003
---------------------------------------------------------
Nomura Holding America Inc.
  5.80%-5.92%, 9/20/95-11/2/95                     44,469
---------------------------------------------------------
(a)Salomon Inc.
  6.42%, 8/1/95                                    75,000
---------------------------------------------------------
                                                  364,472
FOREIGN GOVERNMENT OBLIGATIONS--1.3%
---------------------------------------------------------
(a)Kingdom of Sweden
  5.63%, 10/11/95                                  44,986
---------------------------------------------------------
INFORMATION SERVICES--.4%
---------------------------------------------------------
GTE Corporation
  5.86%, 8/29/95                                   14,932
---------------------------------------------------------
MANUFACTURING AND INDUSTRIAL PRODUCTS--2.2%
---------------------------------------------------------
Bridgestone/Firestone, Inc.
  5.81%, 8/18/95                                   19,946
---------------------------------------------------------
Cooper Industries, Inc.
  5.81%-5.83%, 8/3/95-8/21/95                      49,926
---------------------------------------------------------
DIC Americas Inc.
  5.98%, 8/8/95                                     9,989
---------------------------------------------------------
                                                   79,861

                                                 Value
MUNICIPAL OBLIGATION--2.2%
---------------------------------------------------------
(a)(b)(c)Orange County, California
  7.02%, 6/30/96 (maturity),
  $80,000,000 (cost and par)                   $   60,800
Letter of Credit from The Bank of New York         19,200
---------------------------------------------------------
                                                   80,000
RECEIVABLES FINANCING--11.7%
---------------------------------------------------------
Asset Securitization Cooperative Corporation
  5.76%, 10/3/95                                   49,501
---------------------------------------------------------
Cooperative Receivables Corporation
  5.76%, 9/19/95-9/25/95                           49,588
---------------------------------------------------------
Dynamic Funding Corporation
  5.83%-5.97%, 8/4/95-10/31/95                     49,479
---------------------------------------------------------
ESC Securitization, Inc.
  5.96%-6.01%, 8/25/95-9/21/95                     49,693
---------------------------------------------------------
Heller Financial, Inc.
  6.04%, 9/27/95                                   24,765
---------------------------------------------------------
J.V. Receivables
  5.98%, 8/15/95                                   24,942
---------------------------------------------------------
Jet Funding Corporation
  5.85%, 10/31/95                                  49,272
---------------------------------------------------------
Monte Rosa Capital Corporation
  5.80%, 9/8/95                                    24,848
---------------------------------------------------------
SFC (USA) Inc.
  6.04%, 8/31/95                                   34,826
---------------------------------------------------------
STRAIT Capital Corporation
  5.97%, 9/29/95                                   24,759
---------------------------------------------------------
Strategic Asset Funding Corporation
  6.04%, 8/31/95                                   24,876
---------------------------------------------------------
WCP Funding Inc.
  6.01%, 8/14/95                                   14,968
---------------------------------------------------------
                                                  421,517
---------------------------------------------------------
TOTAL CORPORATE OBLIGATIONS--70.7%
(average maturity: 35 days)                     2,540,582
---------------------------------------------------------
BANK OBLIGATIONS
CERTIFICATES OF DEPOSIT-U.S. BANKS--10.8%
---------------------------------------------------------
Bank of America Illinois
  5.75%, 10/19/95                                  40,000
---------------------------------------------------------
Bank of New York Company Inc.
  6.07%, 8/8/95                                    25,000
---------------------------------------------------------
(a)Boatmen's Credit Card Bank
  6.06%, 9/5/95                                    20,000
---------------------------------------------------------

 Cash Equivalent Fund                                                          4
--------------------------------------------------------------------------------
MONEY MARKET PORTFOLIO
Investments at July 31, 1995
(Value in thousands)

--------------------------------------------------------------------------------

                                                 Value
(a)First Bank (S.D.)
  5.85%, 8/16/95                               $   24,995
---------------------------------------------------------
(a)First Chicago Corporation
  5.74%-6.35%, 8/1/95-3/4/96                       39,002
---------------------------------------------------------
(a)First National Bank of Boston
  6.00%-6.22%, 8/3/95-10/2/95                      50,000
---------------------------------------------------------
MBNA America Bank N.A.
  6.25%, 8/31/95                                   10,000
---------------------------------------------------------
Mellon Bank Corporation
  5.84%, 5/31/96                                   15,016
---------------------------------------------------------
(a)Old Kent Bank & Trust Co.
  5.88%, 8/30/95                                   25,000
---------------------------------------------------------
(a)PNC Bank Corporation
  5.68%, 8/1/95                                    50,000
---------------------------------------------------------
(a)Shawmut Bank Connecticut, N.A.
  5.74%-6.03%, 8/1/95-9/25/95                      50,004
---------------------------------------------------------
Wachovia Corporation
  6.00%-6.81%, 8/7/95-8/18/95                      39,994
---------------------------------------------------------
                                                  389,011
CERTIFICATES OF DEPOSIT-FOREIGN BANKS--7.0%
---------------------------------------------------------
ABN AMRO Bank
  5.73%, 9/18/95                                   50,001
---------------------------------------------------------
Canadian Imperial Bank of Commerce
  5.75%, 10/17/95                                  50,000
---------------------------------------------------------
Citibank Canada
  5.76%-5.78%, 9/21/95-9/26/95                     50,000
---------------------------------------------------------
(a)Kansallis Osake Pankki
  6.01%, 8/1/95                                    49,954
---------------------------------------------------------
Societe Generale
  6.00%, 9/12/95                                   50,001
---------------------------------------------------------
                                                  249,956
(b)CANADIAN TIME DEPOSITS--3.6%
---------------------------------------------------------
Bank of Montreal
  5.75%, 10/6/95                                   30,000
---------------------------------------------------------
Bank of Nova Scotia
  5.94%, 8/14/95                                   50,000
---------------------------------------------------------
Toronto Dominion Bank
  5.75%, 9/18/95                                   50,000
---------------------------------------------------------
                                                  130,000
---------------------------------------------------------

                                                 Value
TOTAL BANK OBLIGATIONS--21.4%
(average maturity: 41 days)                    $  768,967
---------------------------------------------------------
REPURCHASE AGREEMENTS
---------------------------------------------------------
(Dated 7/95, collateralized by Federal Home
Loan Mortgage Corporation, Federal National
Mortgage Association and U.S. Treasury
Securities)
---------------------------------------------------------
Donaldson, Lufkin & Jenrette Securities
  Corporation
  (held at Chemical Bank)
    5.85%, 8/18/95                                 45,000
---------------------------------------------------------
Goldman, Sachs & Co.
  (held at The Bank of New York)
    5.74%-5.75%, 9/11/95-10/24/95                 175,000
---------------------------------------------------------
Lehman Government Securities, Inc.
  (held at Chemical Bank)
    5.99%, 8/7/95                                  50,000
---------------------------------------------------------
State Street Bank and Trust
    5.00%, 8/1/95                                   8,144
---------------------------------------------------------
TOTAL REPURCHASE AGREEMENTS--7.7%
(average maturity: 43 days)                       278,144
---------------------------------------------------------
TOTAL INVESTMENTS--99.8%
(average maturity: 37 days)                     3,587,693
---------------------------------------------------------
CASH AND OTHER ASSETS,
LESS LIABILITIES--.2%                               5,601
---------------------------------------------------------
NET ASSETS--100%                               $3,593,294
---------------------------------------------------------

See accompanying Notes to Portfolios of Investments.

 Cash Equivalent Fund                                                          5

--------------------------------------------------------------------------------
GOVERNMENT SECURITIES PORTFOLIO
Investments at July 31, 1995
(Value in thousands)

--------------------------------------------------------------------------------

                                                Value

U.S. TREASURY NOTES--.7%
(average maturity: 288 days)
    5.75%, 5/15/96                             $   13,156
---------------------------------------------------------
SHORT-TERM NOTES
(Issued or guaranteed by U.S. Government
agencies or instrumentalities)
---------------------------------------------------------
(a)Agency for International Development
  Government of Israel
    5.75%, 8/1/95                                   6,999
---------------------------------------------------------
(a)Export-Import Bank of the United States
  Cathay Pacific Airways Limited
    5.81%, 8/15/95                                 25,868
  KA Leasing, Ltd.
    5.81%, 8/15/95                                 17,286
  Kuwait Investment Authority
    5.65%, 8/15/95                                 45,652
  VARIG Brazilian Airlines
    5.81%, 10/16/95                                29,722
---------------------------------------------------------
Federal Home Loan Bank
(a) 6.14%, 8/2/95                                  25,608
    5.74%-6.01%, 5/15/96-6/3/96                    71,550
---------------------------------------------------------
Federal Home Loan Bank
  Downey Savings & Loan
    5.66%, 3/8/96                                  16,434
  Fidelity Federal Bank
    5.96%, 8/30/95                                 24,583
    5.88%, 9/26/95                                 20,513
---------------------------------------------------------
(a)Federal Home Loan Mortgage Corporation
    5.95%, 8/15/95                                 31,989
---------------------------------------------------------
Federal National Mortgage Association
(a) 6.21%, 8/1/95                                  87,500
    5.75%-6.01%, 8/4/95-6/21/96                   338,695
---------------------------------------------------------
(a)Overseas Private Investment Corporation
  International Paper Company
    5.76%, 10/16/95                                14,500
---------------------------------------------------------
(a)Student Loan Marketing Association
    5.84%-6.08%, 8/1/95-12/30/95                  176,488
---------------------------------------------------------
TOTAL SHORT-TERM NOTES--52.3%
(average maturity: 67 days)                       933,387
---------------------------------------------------------
REPURCHASE AGREEMENTS
---------------------------------------------------------
(Dated 6/95 and 7/95, collateralized by
Federal Home Loan Mortgage Corporation,
Federal National Mortgage Association,
Government National Mortgage Association and
U.S. Treasury Securities)
---------------------------------------------------------
Bear, Stearns & Co. Inc.
    5.83%, 8/2/95                              $  180,000
---------------------------------------------------------
Chase Manhattan Corporation
  (held at Chemical Bank)
    6.00%, 8/1/95                                  70,000
---------------------------------------------------------
Donaldson, Lufkin, & Jenrette Securities
  Corporation
  (held at Chemical Bank)
    5.85%, 8/21/95                                115,000
---------------------------------------------------------
Goldman, Sachs & Co.
  (held at The Bank of New York)
    5.88%, 9/20/95                                 85,000
---------------------------------------------------------
Lehman Government Securities Inc.
  (held at Chemical Bank)
    5.99%, 8/7/95                                  69,000
---------------------------------------------------------
Nomura Securities International, Inc.
  (held at The Bank of New York)
    5.80%-5.85%, 8/4/95-9/14/95                   250,000
---------------------------------------------------------
Salomon Brothers Inc.
  (held at The Bank of New York)
    5.80%, 8/2/95                                  35,000
---------------------------------------------------------
Smith Barney Shearson Inc.
    5.80%, 8/24/95                                 35,000
---------------------------------------------------------
TOTAL REPURCHASE AGREEMENTS--47.0%
(average maturity: 20 days)                       839,000
---------------------------------------------------------
TOTAL INVESTMENTS--100.0%
(average maturity: 46 days)                     1,785,543
---------------------------------------------------------
LIABILITIES, LESS
OTHER ASSETS                                         (445)
---------------------------------------------------------
NET ASSETS--100%                               $1,785,098
---------------------------------------------------------

See accompanying Notes to Portfolios of Investments.

 Cash Equivalent Fund                                                          6

--------------------------------------------------------------------------------
TAX-EXEMPT PORTFOLIO
Investments at July 31, 1995
(Value in thousands)

--------------------------------------------------------------------------------

(A)VARIABLE RATE DEMAND SECURITIES              Value
ALABAMA
---------------------------------------------------------
Birmingham
Special Care Facilities Financing Authority
    3.90%                                      $    3,960
ALASKA
---------------------------------------------------------
Industrial Development and Export Authority
    3.90%                                           2,300
ARIZONA
---------------------------------------------------------
Apache County
Industrial Development Authority
    3.85%                                           9,000
---------------------------------------------------------
Health Facilities Authority
    3.80%                                          12,000
CALIFORNIA
---------------------------------------------------------
Los Angeles
  Harbor Improvement Corporation
    3.95%                                          14,000
  Regional Airports Improvement Corporation
    4.75%                                           8,900
DELAWARE
---------------------------------------------------------
New Castle County
General Motors Corporation
    3.95%                                           3,775
DISTRICT OF COLUMBIA
---------------------------------------------------------
General Obligation
    4.35%                                          13,200
---------------------------------------------------------
National Children's Center, Inc.
    3.90%                                           6,200
FLORIDA
---------------------------------------------------------
Alachua County
Hospital Revenue
    4.05%                                           2,000
---------------------------------------------------------
Housing Finance Agency
    3.80%                                           6,800
GEORGIA
---------------------------------------------------------
Fulton County
Development Authority
    3.90%                                           7,515
---------------------------------------------------------
Wayne County
Solid Waste Management Authority
    4.45%                                           4,400
---------------------------------------------------------

                                                 Value
ILLINOIS
---------------------------------------------------------
Alsip
Industrial Development Revenue
    3.90%                                      $    3,750
---------------------------------------------------------
Chicago
O'Hare International Airport
Special Facility Revenue
    4.22%                                          33,400
---------------------------------------------------------
Development Finance Authority
    4.14%                                          13,800
---------------------------------------------------------
Havana
Industrial Development Revenue
    4.25%                                           3,000
---------------------------------------------------------
Health Facilities Authority
    3.90%                                          10,000
---------------------------------------------------------
Rockford
Industrial Project Revenue
    4.05%                                           4,000
INDIANA
---------------------------------------------------------
Fort Wayne
Hospital Authority
    4.05%                                           9,815
---------------------------------------------------------
Health Facility Financing Authority
    3.95%                                           9,700
---------------------------------------------------------
Ossian
Economic Development
    4.00%                                           5,000
IOWA
---------------------------------------------------------
Higher Education Loan Authority
    3.95%                                           9,700
---------------------------------------------------------
Louisa County
Pollution Control Revenue
    3.85%                                           9,000
KANSAS
---------------------------------------------------------
Kansas City
Pollution Control Revenue
    4.10%                                          20,660
KENTUCKY
---------------------------------------------------------
Boone County
  Industrial Development Revenue
    4.20%                                           4,700
  Pollution Control Revenue
    3.75%                                           8,000
---------------------------------------------------------

 Cash Equivalent Fund                                                          7
--------------------------------------------------------------------------------
TAX-EXEMPT PORTFOLIO
Investments at July 31, 1995
(Value in thousands)

--------------------------------------------------------------------------------

                                                 Value
LOUISIANA
---------------------------------------------------------
Iberville
Pollution Control Revenue
    3.95%                                      $    2,300
---------------------------------------------------------
New Orleans
Exhibition Hall Authority
    3.85%                                           7,100
---------------------------------------------------------
Recovery District
    3.90%                                           7,600
MARYLAND
---------------------------------------------------------
Baltimore County
Multi-Family Housing Revenue
    4.10%                                          10,994
---------------------------------------------------------
Health and Higher Education Facilities
Authority
    3.95%                                          26,800
MICHIGAN
---------------------------------------------------------
Strategic Fund
    4.17%                                           7,800
MINNESOTA
---------------------------------------------------------
New Ulm
Hospital Refunding Revenue
    3.95%                                           5,200
---------------------------------------------------------
Owatonna
Hospital Revenue
    3.95%                                           6,710
NEVADA
---------------------------------------------------------
Clark County
Industrial Development Revenue
    4.04%                                          34,400
---------------------------------------------------------
Department of Business and Industry
    4.10%                                           5,000
NEW HAMPSHIRE
---------------------------------------------------------
Business Finance Authority
    4.00%                                           5,000
NORTH CAROLINA
---------------------------------------------------------
Lenoir County
Pollution Control Financing Authority
    3.90%                                           6,000
OKLAHOMA
---------------------------------------------------------
Industrial Authority
    4.20%                                           3,000
---------------------------------------------------------

                                                 Value
PENNSYLVANIA
---------------------------------------------------------
Delaware County
Redevelopment Authority
    4.20%                                      $   13,000
---------------------------------------------------------
Delaware Valley
Regional Finance Authority
    3.95%                                          23,300
---------------------------------------------------------
Lehigh County
Industrial Development Authority
    3.75%                                          10,400
---------------------------------------------------------
Philadelphia
Redevelopment Authority
    3.95%                                           6,300
SOUTH CAROLINA
---------------------------------------------------------
Richland County
Hospital Revenue
    4.20%                                           5,600
TENNESSEE
---------------------------------------------------------
Clarksville
Public Building Authority
    3.90%                                           7,900
---------------------------------------------------------
Nashville and Davidson County
Multi-Family Housing Revenue
    3.95%                                           5,000
---------------------------------------------------------
Smyrna Housing Association
Multi-Family Housing Revenue
    3.95%                                           3,000
TEXAS
---------------------------------------------------------
Brazos River
Collateralized Pollution Control
Revenue Refunding
    4.00%                                           3,500
---------------------------------------------------------
Calhoun County
Industrial Development Authority
    4.20%                                          21,500
---------------------------------------------------------
North Central Texas Health Facilities
Development Corporation
Hospital Revenue
    3.90%                                           3,000
UTAH
---------------------------------------------------------
Ogden City
Industrial Development Revenue
    4.05%                                           3,845
---------------------------------------------------------

 Cash Equivalent Fund                                                          8
--------------------------------------------------------------------------------
TAX-EXEMPT PORTFOLIO
Investments at July 31, 1995
(Value in thousands)

--------------------------------------------------------------------------------

                                                 Value
VIRGINIA
---------------------------------------------------------
Louisa County
Industrial Development Authority
    3.90%                                      $   22,200
WASHINGTON
---------------------------------------------------------
Port Angeles
Industrial Development Corporation
    4.30%                                           5,075
WISCONSIN
---------------------------------------------------------
Eau Claire
Solid Waste Disposal Revenue
    4.00%                                           9,000
---------------------------------------------------------
TOTAL VARIABLE RATE
DEMAND SECURITIES--45.9%
(average maturity: 5 days)                        509,099
---------------------------------------------------------
OTHER SECURITIES
ALASKA
---------------------------------------------------------
Valdez
Marine Terminal Revenue Refunding
    3.85%-4.20%, 8/22/95-9/22/95                   25,400
ARIZONA
---------------------------------------------------------
Salt River
Electric System Refunding Revenue
    3.85%-4.20%, 9/19/95-9/22/95                   12,550
CALIFORNIA
---------------------------------------------------------
Pollution Control Revenue
    4.15%, 9/11/95                                  4,000
COLORADO
---------------------------------------------------------
Arapahoe County
Capital Improvement Revenue
    4.45%, 8/31/95                                 21,000
---------------------------------------------------------
Denver City and County
Airport System Revenue
    3.80%-4.30%, 8/22/95-9/27/95                   43,095
---------------------------------------------------------
Platte River Power Authority
    3.75%, 11/14/95                                 6,600
DISTRICT OF COLUMBIA
---------------------------------------------------------
Student Loan Revenue
    4.10%, 7/1/96                                   8,325
---------------------------------------------------------

                                                 Value
FLORIDA
---------------------------------------------------------
First Municipal Loan Council
    3.95%-4.20%, 9/11/95-9/15/95               $    8,700
---------------------------------------------------------
Pinellas County
Educational Facilities Authority
    4.15%, 8/9/95                                   7,500
---------------------------------------------------------
Sunshine State Government Financing Commission
    4.00%-4.15%, 8/22/95-9/19/95                   15,800
GEORGIA
---------------------------------------------------------
Burke County
Pollution Control Revenue
    3.95%, 8/23/95                                  3,250
---------------------------------------------------------
Municipal Electric Authority
    3.95%-4.25%, 8/22/95-11/9/95                   52,300
---------------------------------------------------------
Municipal Gas Authority
    3.95%, 9/12/95-9/19/95                         22,485
INDIANA
---------------------------------------------------------
Mt. Vernon
Pollution Control and Solid Waste Disposal
Revenue
    3.85%, 9/22/95                                  5,500
---------------------------------------------------------
Sullivan
Pollution Control Revenue
    4.15%-4.20%, 8/14/95-9/18/95                   20,830
KANSAS
---------------------------------------------------------
Burlington
Pollution Control Revenue
    4.15%, 9/15/95                                  2,500
KENTUCKY
---------------------------------------------------------
Danville
Multi-City Lease Revenue
    4.30%, 9/19/95                                 10,820
---------------------------------------------------------
Pendleton County
Multi-County Lease Revenue
    4.20%, 9/12/95-9/19/95                         13,940
LOUISIANA
---------------------------------------------------------
Public Facilities Authority
    4.20%, 9/13/95                                  7,000
---------------------------------------------------------
West Baton Rouge
Pollution Control Revenue Refunding
    3.80%, 10/23/95                                 4,050
---------------------------------------------------------

 Cash Equivalent Fund                                                          9
--------------------------------------------------------------------------------
TAX-EXEMPT PORTFOLIO
Investments at July 31, 1995
(Value in thousands)

--------------------------------------------------------------------------------

                                                 Value
MARYLAND
---------------------------------------------------------
Anne Arundel County
Port Facilities Revenue
    4.20%, 9/15/95                             $    3,600
MASSACHUSETTS
---------------------------------------------------------
Pollution Control Revenue Refunding
    4.10%-4.20%, 8/17/95-9/12/95                   11,500
MISSISSIPPI
---------------------------------------------------------
Claiborne County
Pollution Control Revenue
    4.20%, 9/14/95                                  6,800
MISSOURI
---------------------------------------------------------
Health Facilities Revenue
    3.80%-3.90%, 9/20/95-11/13/95                  14,700
NEBRASKA
---------------------------------------------------------
Public Power District
    3.95%, 9/14/95                                 10,000
NEW HAMPSHIRE
---------------------------------------------------------
Business Finance Authority
    4.30%, 9/13/95                                 12,000
NEW YORK
---------------------------------------------------------
Dormitory Authority
    3.80%, 11/13/95                                 7,000
---------------------------------------------------------
Nassau County
  Revenue Anticipation Notes
    3.75%, 3/15/96                                  4,514
  Tax Anticipation Notes
    5.10%, 9/28/95                                 11,005
---------------------------------------------------------
New York City
General Obligation
    4.90%, 8/1/95                                   8,000
NORTH CAROLINA
---------------------------------------------------------
Eastern Municipal Power Agency
    3.80%-4.10%, 8/14/95-11/13/95                  20,319
OHIO
---------------------------------------------------------
Water Development Authority
    4.20%, 9/13/95                                  1,400
OKLAHOMA
---------------------------------------------------------
Health Facilities Revenue
    4.20%, 9/13/95                                  4,100
---------------------------------------------------------

                                                 Value
PENNSYLVANIA
---------------------------------------------------------
Philadelphia
  Gas Works Revenue Notes
    3.90%-4.15%, 8/14/95-10/18/95              $   13,000
  General Obligation
    3.85%-4.20%, 8/21/95-11/13/95                  13,000
  Tax and Revenue Anticipation Notes
    3.95%, 6/28/96                                  9,546
TEXAS
---------------------------------------------------------
A & M University System
    4.15%, 9/14/95                                  6,000
---------------------------------------------------------
Austin
Combined Utility Systems
    3.85%, 9/14/95                                  1,300
---------------------------------------------------------
Brazoria County
Brazos River Harbor Navigation District
    3.85%, 11/9/95                                  5,000
---------------------------------------------------------
Harris County
Health Facilities Development Corporation
    4.15%-4.20%, 8/21/95-9/13/95                    9,600
---------------------------------------------------------
Lone Star
Airport Improvement Authority
    4.25%, 8/8/95                                   2,400
---------------------------------------------------------
Lower Colorado River Authority
    4.15%, 9/13/95                                  7,000
---------------------------------------------------------
Municipal Power Bond Anticipation Notes
    3.85%, 9/22/95                                  1,900
---------------------------------------------------------
Public Finance Authority
    4.20%, 9/7/95                                  29,000
---------------------------------------------------------
San Antonio
Electric and Gas Systems
    4.15%-4.20%, 9/11/95-9/14/95                   33,600
---------------------------------------------------------
Tax and Revenue Anticipation Notes
    4.20%, 8/31/95                                  4,528
UTAH
---------------------------------------------------------
Emery County
Pollution Control Revenue
    3.80%-3.85%, 9/22/95                            5,615
---------------------------------------------------------
Tooele County
Waste Treatment Revenue
    4.35%, 10/18/95                                 9,000
---------------------------------------------------------

 Cash Equivalent Fund                                                         10
--------------------------------------------------------------------------------
TAX-EXEMPT PORTFOLIO
Investments at July 31, 1995
(Value in thousands)

--------------------------------------------------------------------------------

                                                 Value
VIRGINIA
---------------------------------------------------------
Chesapeake
Pollution Control Revenue
    4.25%, 9/19/95                             $    5,000
---------------------------------------------------------
Chesterfield
Industrial Development Authority
    3.85%-3.95%, 9/20/95-11/9/95                   11,500
---------------------------------------------------------
Norfolk County
Sentara Hospitals-Norfolk Project
    3.80%-4.15%, 9/14/95-9/22/95                   11,315
---------------------------------------------------------
York County
Industrial Development Authority
    3.85%-3.95%, 9/20/95-11/9/95                   11,100
WISCONSIN
---------------------------------------------------------
Eau Claire
Health and Education Facilities Authority
    3.80%, 9/6/95                                   1,000
---------------------------------------------------------

                                                 Value
WYOMING
---------------------------------------------------------
Sweetwater County
Pollution Control Revenue
    4.15%-4.20%, 9/13/95-9/19/95               $    5,100
---------------------------------------------------------
TOTAL OTHER
SECURITIES--54.6%
(average maturity: 57 days)                       606,087
---------------------------------------------------------
TOTAL INVESTMENTS--100.5%
(average maturity: 33 days)                     1,115,186
---------------------------------------------------------
LIABILITIES, LESS
OTHER ASSETS--(.5)%                                (5,325)
---------------------------------------------------------
NET ASSETS--100%                               $1,109,861
---------------------------------------------------------

 Cash Equivalent Fund                                                         11

--------------------------------------------------------------------------------
NOTES TO PORTFOLIOS OF INVESTMENTS

Interest rates represent annualized yield to date of maturity, except for variable rate securities described in Note (a). For each security, except as described in Note (c), cost (for financial reporting and federal income tax purposes) and carrying value are the same. Likewise, carrying value approximates principal amount.

(a) Variable rate securities. The rates shown are the current rates at July 31, 1995. The dates shown represent the demand date or next interest rate change date. Securities in the Tax-Exempt Portfolio shown without a date are payable within five business days and are backed by credit support agreements from banks or insurance institutions.

(b) Illiquid securities. At July 31, 1995, the aggregate value of illiquid securities was $294,770,000 in the Money Market Portfolio, which represented 8.2% of net assets.

(c) See Note (3) of the Notes to Financial Statements.

See accompanying Notes to Financial Statements.

 Cash Equivalent Fund                                                         12

--------------------------------------------------------------------------------
REPORT OF INDEPENDENT AUDITORS

--------------------------------------------------------------------------------
THE BOARD OF TRUSTEES AND SHAREHOLDERS
CASH EQUIVALENT FUND

We have audited the accompanying statement of assets and liabilities, including the portfolios of investments, of the Money Market, Government Securities and Tax-Exempt Portfolios, comprising Cash Equivalent Fund, as of July 31, 1995, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the fiscal periods since 1991. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of July 31, 1995, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Portfolios comprising Cash Equivalent Fund at July 31, 1995, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and the financial highlights for each of the fiscal periods since 1991, in conformity with generally accepted accounting principles.

                                             ERNST & YOUNG LLP

Chicago, Illinois
September 15, 1995

 Cash Equivalent Fund                                                         13
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
July 31, 1995
(in thousands)

--------------------------------------------------------------------------------

                                                                               MONEY          GOVERNMENT
                                                                               MARKET         SECURITIES       TAX-EXEMPT
ASSETS                                                                       PORTFOLIO        PORTFOLIO        PORTFOLIO
-------------------------------------------------------------------------------------------------------------------------
Investments, at amortized cost:
  Short-term securities                                                      $3,309,549         946,543        1,115,186
-------------------------------------------------------------------------------------------------------------------------
  Repurchase agreements                                                         278,144         839,000               --
-------------------------------------------------------------------------------------------------------------------------
Cash                                                                              7,701              --               --
-------------------------------------------------------------------------------------------------------------------------
Receivable for:
  Interest                                                                       11,533           8,339            7,401
-------------------------------------------------------------------------------------------------------------------------
  Fund shares sold                                                                  504              87               59
-------------------------------------------------------------------------------------------------------------------------
  Securities sold                                                                    --              --               90
-------------------------------------------------------------------------------------------------------------------------
      Total assets                                                            3,607,431       1,793,969        1,122,736
-------------------------------------------------------------------------------------------------------------------------
LIABILITIES AND NET ASSETS
-------------------------------------------------------------------------------------------------------------------------
Cash overdraft                                                                       --             947            6,807
-------------------------------------------------------------------------------------------------------------------------
Payable for:
  Dividends                                                                       7,090           3,549            1,424
-------------------------------------------------------------------------------------------------------------------------
  Fund shares redeemed                                                            3,727           2,811            1,900
-------------------------------------------------------------------------------------------------------------------------
  Securities purchased                                                               --              --            2,000
-------------------------------------------------------------------------------------------------------------------------
  Management fee                                                                    498             247              192
-------------------------------------------------------------------------------------------------------------------------
  Distribution fee                                                                1,128             558              307
-------------------------------------------------------------------------------------------------------------------------
  Custodian and transfer agent fees and related expenses                          1,062             444              128
-------------------------------------------------------------------------------------------------------------------------
  Other                                                                             632             315              117
-------------------------------------------------------------------------------------------------------------------------
      Total liabilities                                                          14,137           8,871           12,875
-------------------------------------------------------------------------------------------------------------------------
Net assets applicable to shares outstanding                                  $3,593,294       1,785,098        1,109,861
-------------------------------------------------------------------------------------------------------------------------
ANALYSIS OF NET ASSETS
-------------------------------------------------------------------------------------------------------------------------
Paid in capital                                                              $3,615,956       1,785,098        1,109,861
-------------------------------------------------------------------------------------------------------------------------
Unrealized depreciation on investments                                          (22,662)             --               --
-------------------------------------------------------------------------------------------------------------------------
Net assets applicable to shares outstanding                                  $3,593,294       1,785,098        1,109,861
-------------------------------------------------------------------------------------------------------------------------
THE PRICING OF SHARES
-------------------------------------------------------------------------------------------------------------------------
Shares outstanding, no par value                                              3,593,294       1,785,098        1,109,861
-------------------------------------------------------------------------------------------------------------------------
Net asset value and redemption price per share                                    $1.00            1.00             1.00
-------------------------------------------------------------------------------------------------------------------------

See accompanying Notes to Financial Statements.

 Cash Equivalent Fund                                                         14
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
Year ended July 31, 1995
(in thousands)
--------------------------------------------------------------------------------

                                                                                    MONEY           GOVERNMENT
                                                                                   MARKET           SECURITIES      TAX-EXEMPT
                                                                                  PORTFOLIO         PORTFOLIO       PORTFOLIO
                                                                                  --------------------------------------------
INTEREST INCOME                                                                   $ 197,448          91,010          41,541
------------------------------------------------------------------------------------------------------------------------------
EXPENSES:
  Management fee                                                                      5,833           2,704           2,245
------------------------------------------------------------------------------------------------------------------------------
  Distribution fee                                                                   13,132           6,088           3,574
------------------------------------------------------------------------------------------------------------------------------
  Custodian and transfer agent fees and related expenses                             10,550           3,733           1,297
------------------------------------------------------------------------------------------------------------------------------
  Reports to shareholders                                                               292             208             110
------------------------------------------------------------------------------------------------------------------------------
  Registration costs                                                                    150             150             113
------------------------------------------------------------------------------------------------------------------------------
  Professional fees                                                                      96              33              23
------------------------------------------------------------------------------------------------------------------------------
  Trustees' fees and other                                                              105              63              39
------------------------------------------------------------------------------------------------------------------------------
    Total expenses                                                                   30,158          12,979           7,401
------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                               167,290          78,031          34,140
------------------------------------------------------------------------------------------------------------------------------
Change in unrealized depreciation on investments                                    (22,662)             --              --
------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                              $ 144,628          78,031          34,140
------------------------------------------------------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS
Years ended July 31, 1995 and 1994
(in thousands)
--------------------------------------------------------------------------------

                                                        MONEY MARKET          GOVERNMENT SECURITIES           TAX-EXEMPT
                                                          PORTFOLIO                  PORTFOLIO                 PORTFOLIO
                                              -------------------------------------------------------------------------------
                                                     1995          1994         1995          1994         1995         1994
                                              -------------------------------------------------------------------------------
OPERATIONS:
  Net investment income                        $  167,290        98,121       78,031        57,612       34,140       26,672
-----------------------------------------------------------------------------------------------------------------------------
  Change in unrealized depreciation               (22,662)           --           --            --           --           --
-----------------------------------------------------------------------------------------------------------------------------
Capital contribution from investment manager       22,662            --           --            --           --           --
-----------------------------------------------------------------------------------------------------------------------------
Dividends to shareholders from net
investment income                                (167,290)      (98,121)     (78,031)      (57,612)     (34,140)     (26,672)
-----------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS (DOLLAR AMOUNTS AND
NUMBER OF SHARES ARE THE SAME):
  Shares sold                                  11,972,864    11,689,169    5,708,371     7,760,200    3,660,114    4,197,655
-----------------------------------------------------------------------------------------------------------------------------
  Shares issued in reinvestment of dividends      163,874        95,015       76,210        54,760       33,430       26,108
-----------------------------------------------------------------------------------------------------------------------------
                                               12,136,738    11,784,184    5,784,581     7,814,960    3,693,544    4,223,763
  Less shares redeemed                         11,930,689    12,013,575    5,537,494     9,102,306    3,720,584    4,504,169
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) from capital
share transactions and total increase
(decrease) in net assets                          206,049      (229,391)     247,087    (1,287,346)     (27,040)    (280,406)
-----------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
Beginning of year                               3,387,245     3,616,636    1,538,011     2,825,357    1,136,901    1,417,307
-----------------------------------------------------------------------------------------------------------------------------
End of year                                    $3,593,294     3,387,245    1,785,098     1,538,011    1,109,861    1,136,901
-----------------------------------------------------------------------------------------------------------------------------

See accompanying Notes to Financial Statements.

 Cash Equivalent Fund                                                         15
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

1. DESCRIPTION OF THE FUND

The Fund currently offers three series of shares (Portfolios)--the Money Market Portfolio, the Government Securities Portfolio and the Tax-Exempt Portfolio. The Money Market Portfolio invests primarily in short-term high quality obligations of major banks and corporations. The Government Securities Portfolio invests exclusively in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agreements thereon. The Tax-Exempt Portfolio invests in short-term high quality municipal securities.

2. SIGNIFICANT ACCOUNTING POLICIES

Investment valuation
Investments are stated at amortized cost, which approximates market value. In the event that a deviation of 1/2 of 1% or more exists between a Portfolio's $1.00 per share net asset value, calculated at amortized cost, and the net asset value calculated by reference to market-based values, or if there is any other deviation that the Board of Trustees believes would result in a material dilution to shareholders or purchasers, the Board of Trustees will promptly consider what action should be initiated.

Investment transactions and interest income
Investment transactions are accounted for on the trade date (date the order to buy or sell is executed). Interest income is recorded on the accrual basis and includes amortization of premium and discount on investments.

Repurchase agreements
Repurchase agreements are fully collateralized by U.S. Treasury or Government agency securities. All collateral is held at the Fund's custodian bank, unless otherwise indicated, and is monitored daily by the Fund so that its market value exceeds the carrying value of the repurchase agreement.

Expenses
Expenses arising in connection with a Portfolio are allocated to that Portfolio. Other Fund expenses are allocated among the Portfolios in proportion to their relative net assets.

Fund share valuation and dividends to shareholders
Fund shares are sold and redeemed on a continuous basis at net asset value. On each day that the New York Stock Exchange is open for trading, each Portfolio determines its net asset value per share (NAV) by dividing the total value of the Portfolio's investments and other assets, less liabilities, by the number of Portfolio shares outstanding. The NAV is determined at 11:00 a.m., 1:00 p.m. and 3:00 p.m. Chicago time for the Money Market and Government Securities Portfolios and at 11:00 a.m. and 3:00 p.m. Chicago time for the Tax-Exempt Portfolio. Each Portfolio declares a daily dividend, equal to its net investment income for that day, payable monthly. Net investment income consists of all interest income plus (minus) all realized gains (losses) on portfolio securities, minus all expenses of the Portfolio.

Federal income taxes
Each Portfolio has complied with the special provisions of the Internal Revenue Code available to investment companies and therefore no Federal income tax provision is required.

3. TRANSACTIONS WITH AFFILIATES

Management agreement
The Fund has a management agreement with Kemper Financial Services, Inc. (KFS) and pays a management fee for the Money Market and Government Securities Portfolios at an annual rate of .22% of the first $500 million of combined

 Cash Equivalent Fund                                                         16
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

average daily net assets of those Portfolios declining gradually to .15% of combined average daily net assets in excess of $3 billion. The Tax-Exempt Portfolio pays a management fee at an annual rate of .22% of the first $500 million of average daily net assets of such Portfolio declining gradually to
 .15% of average daily net assets in excess of $3 billion. During the year ended July 31, 1995, the Fund incurred management fees of $10,782,000.

Kemper Asset Holdings, Inc. (KAHI), a subsidiary of Kemper Corporation, the parent company of Kemper Financial Services, Inc., arranged for the issuance of a $85,648,000 irrevocable letter of credit from The Bank of New York for the benefit of the Fund. The letter of credit supports the payment of principal and interest on the Orange County, California obligation held in the Money Market Portfolio. The Fund and KAHI are parties to an agreement related to the letter of credit which provides, among other things, that, in connection with a payment of principal or interest under the letter of credit, the Fund will transfer to KAHI any proceeds received under the Orange County obligation.

Distribution agreement
The Fund also has an administration, shareholder services and distribution agreement with Kemper Distributors, Inc. (KDI). For its services as primary distributor, the Fund pays KDI an annual fee of .38% of average daily net assets for the Money Market and Government Securities Portfolios and .33% of average daily net assets for the Tax-Exempt Portfolio. For the year ended July 31, 1995, the Fund incurred distribution fees of $22,794,000. KDI has related service agreements with various firms to provide cash management and other services for Fund shareholders. Under these agreements, KDI pays such firms based on the average daily net assets of those accounts that they maintain and service at an annual rate ranging from .15% to .40% for the Money Market and Government Securities Portfolios, and from .15% to .33% for the Tax-Exempt Portfolio. During the year ended July 31, 1995, KDI paid fees of $23,101,000 to various firms (including $10,059,000 paid to affiliated dealers) pursuant to the related service agreements.

Custodian and transfer agent agreements
The Fund has a custodian and a transfer agent agreement with Investors Fiduciary Trust Company (IFTC), which was 50% owned by KFS until January 31, 1995 when KFS completed the sale of IFTC to a third party. For the year ended July 31, 1995, the Fund incurred custodian and transfer agent fees of $11,253,000 (excluding related expenses). Pursuant to a services agreement with IFTC, Kemper Service Company (KSvC), an affiliate of KFS, is the Shareholder Service Agent of the Fund. For the year ended July 31, 1995, IFTC remitted shareholder service fees of $10,759,000 to KSvC.

Kemper Clearing Corp. (KCC), an affiliate of KFS, pursuant to an agreement with KSvC, performs bookkeeping, data processing and shareholder services for KCC clients who are Fund shareholders. For the year ended July 31, 1995, KCC earned $3,242,000 from KSvC for account maintenance fees.

Officers and trustees
Certain officers or trustees of the Fund are also officers or directors of KFS. During the year ended July 31, 1995, the Fund made no payments to its officers and incurred trustees' fees of $78,000 to independent trustees.

 Cash Equivalent Fund                                                         17
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

                                                                                   YEAR ENDED JULY 31,
MONEY MARKET PORTFOLIO                                           1995         1994         1993         1992         1991
----------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of year                                 $1.00         1.00         1.00         1.00         1.00
----------------------------------------------------------------------------------------------------------------------------
Net investment income and dividends declared                         .05          .03          .03          .04          .07
----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of year                                       $1.00         1.00         1.00         1.00         1.00
----------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (%):                                                   4.95         2.82         2.60         4.09         6.76
----------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS (%):
Expenses                                                             .87          .88          .85          .82          .84
----------------------------------------------------------------------------------------------------------------------------
Net investment income                                               4.84         2.78         2.57         4.01         6.57
----------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA:
Net assets at end of year (in thousands)                      $3,593,294    3,387,245    3,616,636    3,916,708    3,719,927
----------------------------------------------------------------------------------------------------------------------------

                                                                                   YEAR ENDED JULY 31,
GOVERNMENT SECURITIES PORTFOLIO                                  1995         1994         1993         1992         1991
----------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of year                                 $1.00         1.00         1.00         1.00         1.00
----------------------------------------------------------------------------------------------------------------------------
Net investment income and dividends declared                         .05          .03          .03          .04          .06
----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of year                                       $1.00         1.00         1.00         1.00         1.00
----------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (%):                                                   4.96         2.82         2.60         4.12         6.62
----------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS (%):
Expenses                                                             .81          .81          .78          .75          .72
----------------------------------------------------------------------------------------------------------------------------
Net investment income                                               4.87         2.72         2.57         4.06         6.38
----------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA:
Net assets at end of year (in thousands)                      $1,785,098    1,538,011    2,825,357    3,000,890    3,239,272
----------------------------------------------------------------------------------------------------------------------------

                                                                                   YEAR ENDED JULY 31,
TAX-EXEMPT PORTFOLIO                                             1995         1994         1993         1992         1991
----------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of year                                 $1.00         1.00         1.00         1.00         1.00
----------------------------------------------------------------------------------------------------------------------------
Net investment income and dividends declared                         .03          .02          .02          .03          .05
----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of year                                       $1.00         1.00         1.00         1.00         1.00
----------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (%):                                                   3.21         2.05         2.12         3.29         4.75
----------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS (%):
Expenses                                                             .68          .68          .64          .64          .64
----------------------------------------------------------------------------------------------------------------------------
Net investment income                                               3.15         2.02         2.09         3.21         4.65
----------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA:
Net assets at end of year (in thousands)                      $1,109,861    1,136,901    1,417,307    1,289,560    1,129,368
----------------------------------------------------------------------------------------------------------------------------

NOTE:

The Money Market Portfolio's total return for the year ended July 31, 1995 includes the effect of a capital contribution from the investment manager. Without the capital contribution, the total return would have been 4.28%.

 Cash Equivalent Fund                                                         18
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

FEDERAL TAX STATUS OF 1995 DIVIDENDS

All of the dividends from the Money Market and Government Securities Portfolios are taxable as ordinary income. All of the dividends from the Tax-Exempt Portfolio constitute tax-exempt interest which is not taxable for federal income tax purposes; however, a portion of the dividends paid may be includable in the alternative minimum tax calculation.

These dividends, whether received in cash or reinvested in shares, must be included in your federal income tax return and must be reported by the Fund to the Internal Revenue Service in accordance with U.S. Treasury Department Regulations.

                                          CASH EQUIVALENT
                                          FUND

                                          ANNUAL REPORT
                                          JULY 31, 1995

INVESTMENT MANAGER
Kemper Financial Services, Inc.

PRINCIPAL UNDERWRITER
Kemper Distributors, Inc.
120 South LaSalle Street
Chicago, IL 60603

This report is not to be distributed unless preceded or accompanied by a prospectus.

241990  8/95                [RECYCLE LOGO] printed on recycled paper